Share and Unit Information	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Share and Unit Information

Interests in MAALP are represented by OP Units. As of June 30, 2013, there were 41,848,857 OP Units outstanding, 40,141,197, or 95.9%, of which were owned by MAA, our general partner. The remaining 1,707,660 OP Units were owned by nonaffiliated limited partners, or the Class A Limited Partners. As of June 30, 2012, there were 40,328,426 OP Units outstanding, 38,544,218 or 95.6% of which were owned by MAA and 1,784,208 of which were owned by the Class A Limited Partners.

MAA, as the sole general partner, has full, complete and exclusive discretion to manage and control the business of MAALP subject to the restrictions specifically contained within the Partnership Agreement. Unless otherwise stated in the Partnership Agreement, this power includes, but is not limited to, acquiring, leasing, or disposing of any real property; constructing buildings and making other improvements to properties owned; borrowing money, modifying or extinguishing current borrowings, issuing evidence of indebtedness, and securing such indebtedness by mortgage, deed of trust, pledge or other lien on MAALP's assets; and distribution of MAALP cash or other assets in accordance with the Partnership Agreement. MAA can generally, at its sole discretion, issue and redeem OP Units and determine the consideration to be received or the redemption price to be paid, as applicable. The general partner may delegate these and other powers granted if the general partner remains in supervision of the designee.

Under the Partnership Agreement, MAALP may issue Class A OP Units and Class B OP Units. Class A OP Units may only be held by limited partners who are not affiliated with MAA, as defined in the Partnership Agreement, in its capacity as general partner of the Operating Partnership, while Class B OP Units may only be held by MAA, in its capacity as general partner of the Operating Partnership, and as of June 30, 2013, a total of 1,707,660 Class A OP Units in the Operating Partnership were held by limited partners unaffiliated with MAA, while a total of 40,141,197 Class B OP Units were held by MAA. In general, the limited partners do not have the power to participate in the management or control of MAALP's business except in limited circumstances including changes in the general partner and protective rights if the general partner acts outside of the provisions provided in the Partnership Agreement. The transferability of Class A OP Units is also limited by the Partnership Agreement.

Net income is allocated to the general partner and limited partners based on their respective ownership percentages of the Operating Partnership. Issuance or redemption of additional Class A OP Units or Class B OP Units changes the relative ownership percentage of the partners. The issuance of Class B OP Units generally occurs when MAA issues common stock and the proceeds from that issuance are contributed to the Operating Partnership in exchange for the issuance of Class B OP Units to MAA equal to the number of common stock shares issued. Likewise, if MAA repurchases or redeems outstanding shares of common stock, the Operating Partnership generally redeems an equal number of Class B OP Units with similar terms held by MAA for a redemption price equal to the purchase price of those shares of common stock. At each reporting period, the allocation between general partner capital and limited partner capital is adjusted to account for the change in the respective percentage ownership of the underlying capital of the Operating Partnership. Holders of the Class A OP Unit may require MAA to redeem their Class A OP Units, in which case MAA may, at its option, pay the redemption price either in cash (in an amount per Class A OP Unit equal, in general, to the average closing price of MAA's common stock on the New York Stock Exchange over a specified period prior to the redemption date) or by delivering one share of MAA common stock (subject to adjustment under specified circumstances) for each Class A OP Unit so redeemed.

At June 30, 2013, a total of 1,707,660 Class A OP Units were outstanding and redeemable for 1,707,660 shares of MAA common stock, or approximately $115,728,118 based on the closing price of MAA’s common stock on June 30, 2013 of $67.77 per share, at MAA’s option. At June 30, 2012, a total of 1,784,208 Class A OP Units were outstanding and redeemable for 1,784,208 shares of MAA common stock, or approximately $121,754,354 based on the closing price of MAA’s common stock on June 30, 2012 of $68.24 per share, at MAA’s option.

The Operating Partnership pays the same per unit distribution in respect to the OP Units as the per share dividend MAA pays in respect to its common and preferred stock.

On August 26, 2010, MAALP and MAA entered into sales agreements with Cantor Fitzgerald & Co., Raymond James & Associates, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated to sell up to a combined total of 6,000,000 shares of MAA common stock, from time to time in at-the-market offerings or negotiated transactions through a controlled equity offering program. We terminated this ATM program and on February 25, 2013, MAALP and MAA entered into sales agreements with J.P. Morgan Securities LLC, BMO Capital Markets Corp., KeyBanc Capital Markets Inc. and UBS Securities LLC with materially the same terms as our previous distribution agreements for a combined total of 4,500,000 shares of MAA common stock.

During the three- and six-month periods ended June 30, 2013, MAA sold 39,845 shares and 365,011 shares of common stock, respectively, for net proceeds of $2.7 million and $24.8 million, respectively, through its ATM programs. The gross proceeds for these issuances were $2.8 million and $25.1 million, respectively, for the three- and six-month periods ended June 30, 2013. During the three- and six-month periods ended June 30, 2012, MAA did not issue any shares through its ATM programs. As of June 30, 2013, there were 4,134,989 shares outstanding under the ATM. All proceeds from these transactions were received by MAALP in exchange for a number of OP Units equal to the number of shares issued by MAA.

On March 2, 2012, MAA closed on an underwritten public offering of 1,955,000 shares of common stock. UBS Investment Bank and Jeffries & Company, Inc. acted as joint bookrunning managers. This transaction resulted in net proceeds of $120.1 million. The gross proceeds for this offering were approximately $124.1 million. MAA had no such offerings during the three- and six-month periods ended June 30, 2013. Proceeds from this transaction were received by MAALP in exchange for OP Units equal to the number of shares issued.

We have a Dividend and Distribution Reinvestment and Share Purchase Plan, or DRSPP, pursuant to which MAA’s shareholders and our holders of OP Units have the ability to reinvest all or part of their distributions from MAA’s common stock, preferred stock or OP Units into MAA’s common stock. The plan also provides the opportunity to make optional cash investments in common shares of at least $250, but not more than $5,000 in any given month, free of brokerage commissions and charges. MAA, in its absolute discretion, may grant waivers to allow for optional cash payments in excess of $5,000. To fulfill its obligations under the DRSPP, MAA may either issue additional shares of common stock or repurchase common stock in the open market. MAA has registered with the Securities and Exchange Commission the offer and sale of up to 7,600,000 shares of common stock pursuant to the DRSPP. MAA may elect to sell shares under the DRSPP at up to a 5% discount.

Common stock shares totaling 188 and 329 during the three- and six-month periods ended June 30, 2013 and 209 and 329 during the three- and six-month periods ended June 30, 2012 were acquired by shareholders under the DRSPP. The issuances resulted in gross proceeds of approximately $13,000 and $22,000 for the three- and six-month periods ending June 30, 2013 and $14,000 and $22,000 for the three- and six-month periods ending June 30, 2012. All funds received from these issuances were contributed to the Operating Partnership in exchange for a number of OP Units equal to the number of shares issued by MAA.

During the six months ended June 30, 2013, 4,582 shares of MAA’s common stock were acquired from employees to satisfy minimum tax withholding obligations that arose upon vesting of restricted stock granted pursuant to approved plans. During the six months ended June 30, 2012, 15,565 shares were acquired for these purposes. MAALP acquires OP units from MAA equal to the number of shares acquired by MAA from employees to satisfy tax withholding obligations.